Post Employment Benefit Obligations - Summary of Expected Flow for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 CLP ($)
Less Than One Year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 6,799,514
One to Two Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,817,977
Two to Three Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,940,791
Three to Four Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	7,007,504
Four to Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,843,752
More Than Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 31,739,715